Properties (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Properties including finance leases

As at	December 31, 2024				December 31, 2023
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Properties including finance leases
Track and roadway (1)	3%	$48,744	$11,557	$37,187	$45,370	$10,506	$34,864
Rolling stock	4%	9,482	3,642	5,840	8,544	3,401	5,143
Buildings	3%	2,452	848	1,604	2,254	782	1,472
Information technology (2)	9%	3,128	1,460	1,668	2,879	1,331	1,548
Other	5%	3,116	1,455	1,661	2,964	1,374	1,590
Total properties including finance leases (3)		$66,922	$18,962	$47,960	$62,011	$17,394	$44,617

Finance leases included in properties

Finance leases included in properties
Track and roadway (4)	$405	$110	$295	$406	$105	$301
Rolling stock	12	2	10	28	1	27
Buildings	27	12	15	27	12	15
Other	102	41	61	107	34	73
Total finance leases included in properties	$546	$165	$381	$568	$152	$416
(1)    As at December 31, 2024, includes land of $2,682 million (2023 - $2,497 million).
(2)    In 2024, the Company capitalized costs for internally developed software and related licenses of $235 million (2023 - $203 million).
(3)    In 2024, property additions, net of finance leases, were $3,549 million (2023 - $3,187 million), of which $1,564 million (2023 - $1,529 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(4)    As at December 31, 2024, includes right-of-way access of $106 million (2023 - $106 million).